Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay						Performance
	PEO (1)				Average of other NEOs (2)
Year	Summary Compensation Table Total (Steele)	Summary Compensation Table Total (Little)	Compensation Actually Paid (Steele)	Compensation Actually Paid (Little)	Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2024	$662,670	—	$662,670	—	$634,944	$460,283	$20.72	$(31,882,115)
2023	$313,183	$1,142,100	$313,183	$416,549	$647,574	$496,048	$115.78	$(3,048,000)
2022	—	$603,107	—	$803,996	$448,596	$495,072	$116.99	$18,539,000
(1)	For 2024 and Apr. – Dec. 2023, Matthew B. Steele was the Principal Executive Officer (“PEO”). For Jan. – Mar. 2023 and 2022 the PEO was Richard H. Little.
(2)	The Non-PEO NEOs were, for the respective year: (a) Daniel P. Rohling and Walter R. Mayer for 2024 and 2022; and (b) Daniel P. Rohling, Walter R. Mayer and Leah R. Kasparek for 2023.

Named Executive Officers, Footnote
(1)	For 2024 and Apr. – Dec. 2023, Matthew B. Steele was the Principal Executive Officer (“PEO”). For Jan. – Mar. 2023 and 2022 the PEO was Richard H. Little.
(2)	The Non-PEO NEOs were, for the respective year: (a) Daniel P. Rohling and Walter R. Mayer for 2024 and 2022; and (b) Daniel P. Rohling, Walter R. Mayer and Leah R. Kasparek for 2023.

Non-PEO NEO Average Total Compensation Amount	$ 634,944	$ 647,574	$ 448,596
Non-PEO NEO Average Compensation Actually Paid Amount	460,283	496,048	495,072
Total Shareholder Return Amount	20.72	115.78	116.99
Net Income (Loss)	$ (31,882,115)	(3,048,000)	18,539,000
PEO Name	Matthew B. Steele
Steele
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 662,670	313,183
PEO Actually Paid Compensation Amount	$ 662,670	313,183
Little
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,142,100	603,107
PEO Actually Paid Compensation Amount		$ 416,549	$ 803,996